Non-Controlling Interest in Subsidiaries	12 Months Ended
Dec. 31, 2024
Non-Controlling Interest in Subsidiaries [Abstract]
Non-Controlling Interest in Subsidiaries
30. NON-CONTROLLING INTEREST IN SUBSIDIARIES
As at December 31 December 31
millions of dollars

2024 2023
Preferred shares of GBPC

$

14 $

14
$

14 $

14
Preferred shares of GBPC:
Authorized:
10,000

non-voting cumulative redeemable variable perpetual

preferred shares.
2024 2023
Issued and outstanding:
number of
shares
millions of
dollars
number of
shares
millions of
dollars
Outstanding as at December 31 10,000 $

14 10,000 $

14
GBPC Non–Voting

Cumulative Variable

Perpetual Preferred Stock:
The preferred shares are redeemable by GBPC after June 17, 2021 , at $ 1,000

Bahamian per share plus
accrued and unpaid dividends and are entitled to a 6.0 per cent per annum fixed cumulative preferential dividend to be paid semi-annually
.

The Preferred Shares rank behind GBPC’s current

and future secured and unsecured debt and ahead of
all of GBPC’s current and future common stock.